Cover	Mar. 24, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Mar. 24, 2024
Entity File Number	001-40598
Entity Registrant Name	Zura Bio Limited
Entity Central Index Key	0001855644
Entity Tax Identification Number	98-1725736
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1489 W. Warm Springs Rd.
Entity Address, Address Line Two	#110
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89014
City Area Code	702
Local Phone Number	825-9872
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ZURA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	ZURAW
Security Exchange Name	NASDAQ